OPERATING EXPENSES - Taxes and fees with the Regulatory Authority (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING EXPENSES
Turnover tax	$ (8,539)	$ (11,324)	$ (3,318)
Municipal taxes	(2,456)	(2,786)	(1,578)
Other taxes and fees	(7,390)	(6,826)	(2,579)
Total taxes and fees with the regulatory authority	$ (18,385)	$ (20,936)	$ (7,475)